AT&T Agreement (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			12 Months Ended
	Oct. 28, 2021	Jan. 31, 2021	Oct. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
AT&T Agreement (Details) [Line Items]
AT&T Agreements, Description			The AT&T Agreements provide for: (i) AT&T’s marketing and resale of services to FirstNet® subscribers and certain pricing requirements for the Company’s software development kits (“SDK”) based on the quantity of usage, revenue sharing, compliance with data rights and privacy, and support requirements; and (ii) AT&T hosting of weather measurement equipment for altitude determination at AT&T sites, at no recurring cost to NextNav for a 7-year lease term.
Cash consideration				$ 2.000
Equipment term				7 years
Termination term				3 years
Sale-leaseback financing method				$ 4.7
Minimum lease payments				$ 5.5
Exercise price				$ 0.01
Warrants vested percentage	50.00%	30.00%		10.00%	60.00%
Warrant liability				$ 4.4
Sale price, per share	$ 12
Warrant [Member]
AT&T Agreement (Details) [Line Items]
Warrants vested percentage				10.00%
Common Stock [Member]
AT&T Agreement (Details) [Line Items]
Granted additional warrants to purchase stock				4,320,133
Class D Redeemable Preferred Units [Member]
AT&T Agreement (Details) [Line Items]
Warrants purchase shares				21,221,299
Exercise price				$ 2.89
Granted additional warrants to purchase stock					1,910,158
Class A Common Units [Member]
AT&T Agreement (Details) [Line Items]
Exercise price					$ 0.01
Warrant issued					6,947,447
Class D Redeemable Preferred Units [Member]
AT&T Agreement (Details) [Line Items]
Interest rate percentage				66.60%
Fair value				$ 12.6	$ 11.0
Business Combination [Member]
AT&T Agreement (Details) [Line Items]
Minimum lease payments				3.5
AT&T Holdings Warrants [Member]
AT&T Agreement (Details) [Line Items]
Minimum lease payments				$ 5.0
Warrants vested percentage				30.00%